 Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. (the “Depositor”)

Citi Real Estate Funding Inc. (“CREFI”)

Goldman Sachs Mortgage Company (together with CREFI, the “Loan Sellers”)

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Depositor, Loan Sellers, Citigroup Global Markets Inc., Goldman Sachs Bank USA, and Goldman Sachs & Co. LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43 securitization (the “Transaction”). The Loan Sellers and the Depositor (together, the “Responsible Parties”) are responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 34 mortgage loans (the “Mortgage Loan Assets”) secured by 75 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset(s) and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Parties, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure

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that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Responsible Parties or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the payment date(s) occurring in November 2019, as provided by the Responsible Parties.
•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Responsible Parties, which includes certain attributes related to the Collateral as of the Cut-off Date:
o	CGCMT 2019-GC43 (final).xlsx (provided on October 18, 2019).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Responsible Parties, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Responsible Parties, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.
•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Responsible Parties provided methodology, as indicated within Exhibit B.
•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Responsible Parties’ provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Cash Management Agreement” refers to a signed cash management agreement.
•	The phrase “Engineering Report” refers to a signed property condition assessment document.

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•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.
•	The phrase “Fee Schedule” refers to a schedule provided by the Responsible Parties.
•	The phrase “Franchise Agreement” refers to a signed franchise agreement.
•	The phrase “Ground Lease Agreement” refers to a signed ground lease agreement.
•	The phrase “Guaranty Agreement” refers to a signed guaranty agreement.
•	The phrase “Insurance Summary” refers to an insurance certificate or third-party risk analysis, summarizing a property’s insurance coverages.
•	The phrase “Loan Agreement” refers to a signed loan agreement.
•	The phrase “Management Agreement” refers to a signed management agreement.
•	The phrase “Seismic Report” refers to a signed seismic assessment document.
•	The phrase “Settlement Statement” refers to a signed borrower and/or lender mortgage loan closing statement, indicating the sources and uses of dispersed funds.
•	The phrase “Subordinate Loan Documents” refers to a signed mezzanine loan or other subordinate loan document.
•	The phrase “Title Policy” refers to a signed title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the underwriting team of the Responsible Parties.
•	The phrase “Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.
•	The phrase “TREPP” refers to a TREPP file provided by the Responsible Parties.
•	The phrase “USPS” refers to USPS.com.

Our procedures and results thereof are as follows:

From September 27, 2019 through October 18, 2019, the Responsible Parties provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Instructed by the Responsible Parties to assume certain Specified Attributes were accurate, and neither compared nor recalculated the Specified Attributes (the “Responsible Parties Provided Attributes”).

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The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Provided by the Responsible Parties”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

October 18, 2019

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Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B – Recalculation Methodology

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Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Provided by the Responsible Parties	None
2	Loan Number	None - Provided by the Responsible Parties	None
3	Loan / Property Flag	None - Provided by the Responsible Parties	None
4	Number of Properties	None - Provided by the Responsible Parties	None
5	Originator	Loan Agreement	None
6	Originator Entity Type	Loan Agreement	None
7	Mortgage Loan Seller	Loan Agreement	None
8	Property Name	None - Provided by the Responsible Parties	None
9	Address	Appraisal Report, USPS	None
10	City	Appraisal Report	None
11	State	Appraisal Report	None
12	County	Appraisal Report	None
13	Zip Code	Appraisal Report, USPS	None
14	General Property Type	Appraisal Report	None
15	Detailed Property Type	Appraisal Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Property Size	Underwriting File; Rent Roll	None
19	Unit Description	Underwriting File; Rent Roll	None
20	Loan Per Unit ($)	Recalculation	None
21	Original Balance ($)	Loan Agreement	$1.00
22	Cut-off Date Balance ($)	Recalculation	$1.00
23	Allocated Cut-off Date Balance (multi-property)	Recalculation	None
24	% of Initial Pool Balance	Recalculation	None
25	Loan Structure Code	None - Provided by the Responsible Parties	None
26	Pari Passu Split (Y/N)	None - Provided by the Responsible Parties	None
27	Pari Passu Controlling Piece in Trust?	None - Provided by the Responsible Parties	None
28	Pari Passu Companion Loan Original Balance (Non-trust)	Recalculation	$1.00

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Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
29	Pari Passu Companion Loan Cut-off Date Balance (Non-trust)	Recalculation	$1.00
30	Pari Passu Companion Loan Balloon Balance (Non-trust)	Recalculation	$1.00
31	Pari Passu Companion Loan Monthly Debt Service (Non-trust)	Recalculation	None
32	Pari Passu Companion Loan Annual Debt Service (Non-trust)	Recalculation	None
33	Mortgage Loan Rate (%)	Loan Agreement	None
34	Administrative Fee Rate (%)	Fee Schedule	None
35	Monthly Trust Debt Service Payment (Initial)	Recalculation	None
36	Annual Trust Debt Service (Initial)	Recalculation	None
37	Monthly Debt Service Payment	Recalculation	None
38	Annual Debt Service	Recalculation	None
39	Interest Accrual Method	Loan Agreement	None
40	Origination Date	Loan Agreement	None
41	First Due Date	Loan Agreement	None
42	Last IO Due Date	Loan Agreement	None
43	First P&I Due Date	Loan Agreement	None
44	Due Date	Loan Agreement	None
45	Grace Period- Late Fee	Loan Agreement	None
46	Grace Period- Default	Loan Agreement	None
47	Amortization Type	Loan Agreement	None
48	Original Interest-Only Period (Mos.)	Loan Agreement	None
49	Remaining Interest-Only Period (Mos.)	Recalculation	None
50	Original Term To Maturity (Mos.)	Recalculation	None
51	Remaining Term To Maturity (Mos.)	Recalculation	None
52	Original Amortization Term (Mos.)	Recalculation	None
53	Remaining Amortization Term (Mos.)	Recalculation	None
54	Seasoning	Recalculation	None
55	Maturity Date/ARD Date	Loan Agreement	None
56	Hyper Amortizing Loan	Loan Agreement	None

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Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
57	Final Maturity Date	Loan Agreement	None
58	Hyper Amortizing Loan Revised Rate Description	Loan Agreement	None
59	Balloon Balance ($)	Recalculation	None
60	Lockbox	Loan Agreement; Cash Management Agreement	None
61	Cash Management	Loan Agreement; Cash Management Agreement	None
62	Cash Management Triggers	Loan Agreement; Cash Management Agreement	None
63	DSCR at Trigger Level	Loan Agreement	None
64	Cross-Collateralized (Y/N)	Loan Agreement	None
65	Crossed Group	Loan Agreement	None
66	Lockout Period	Loan Agreement	None
67	Lockout Expiration Date	Loan Agreement	None
68	Prepayment / Defeasance Begin Date	Loan Agreement	None
69	Prepayment / Defeasance End Date	Loan Agreement	None
70	Open Period Begin Date	Loan Agreement	None
71	Open Period (Payments)	Loan Agreement	None
72	Prepayment Type	Loan Agreement	None
73	Prepayment Premium Indicator (true / false)	Loan Agreement	None
74	Prepayment Provision	Loan Agreement	None
75	Yield Maintenance Index	Loan Agreement	None
76	Yield Maintenance Discount	Loan Agreement	None
77	Yield Maintenance Margin	Loan Agreement	None
78	Yield Maintenance Calculation Method	Loan Agreement	None
79	Day of Month Prepayment Permitted	Loan Agreement	None
80	Due on Sale	Loan Agreement	None
81	Due on Encumbrance	Loan Agreement	None
82	B Note Original Amount	Loan Agreement; Subordinate Loan Documents	None
83	B Note Cut-Off Date Balance	Loan Agreement; Subordinate Loan Documents	None
84	B Note Balloon Balance	Loan Agreement; Subordinate Loan Documents	None
85	B Note Interest Rate	Loan Agreement; Subordinate Loan Documents	None
86	B Note Annual Payment	Loan Agreement; Subordinate Loan Documents	None
87	B Note Maturity Date	Loan Agreement; Subordinate Loan Documents	None

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Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
88	Whole Loan Original Balance	Recalculation	None
89	Whole Loan Cut-Off Date Balance	Recalculation	None
90	Whole Loan Balloon Balance	Recalculation	None
91	Whole Loan Interest Rate	Loan Agreement; Subordinate Loan Documents	None
92	Whole Loan Monthly Payment (Initial)	Recalculation	None
93	Whole Loan Annual Payment (Initial)	Recalculation	None
94	Whole Loan Monthly Payment (After IO)	Recalculation	None
95	Whole Loan Annual Payment	Recalculation	None
96	Whole Loan LTV	Recalculation	None
97	Whole Loan DSCR	Recalculation	0.01
98	Whole Loan NOI Debt Yield	Recalculation	0.1%
99	Whole Loan NCF Debt Yield	Recalculation	0.1%
100	Name of Mezzanine Lender	Loan Agreement; Subordinate Loan Documents	None
101	Mezzanine Debt Original Amount	Loan Agreement; Subordinate Loan Documents	None
102	Mezzanine Debt Cut-Off Date Balance	Recalculation	None
103	Mezzanine Debt Interest Rate	Loan Agreement; Subordinate Loan Documents	None
104	Mezzanine Debt Annual Payment	Loan Agreement; Subordinate Loan Documents	None
105	Mezzanine Debt Maturity Date	Loan Agreement; Subordinate Loan Documents	None
106	Total Loan Original Balance	Recalculation	None
107	Total Loan Cut-Off Date Balance	Recalculation	None
108	Total Loan Interest Rate	Recalculation	None
109	Total Loan Annual Payment	Recalculation	None
110	Total Loan LTV	Recalculation	None
111	Total Loan DSCR	Recalculation	0.01
112	Total Loan NOI Debt Yield	Recalculation	0.1%
113	Total Loan NCF Debt Yield	Recalculation	0.1%
114	Other Subordinate Debt Balance	Loan Agreement	None
115	Other Subordinate Debt Type	Loan Agreement	None

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Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
116	Future Debt Permitted (Yes/No)	Loan Agreement	None
117	Mortgage Assumable?	Loan Agreement	None
118	Assumption Fee	Loan Agreement	None
119	Appraiser Designation	Appraisal Report	None
120	Appraisal FIRREA (Y/N)	Appraisal Report	None
121	Appraisal Date of Valuation	Appraisal Report	None
122	Appraised Value ($)	Appraisal Report	None
123	Appraisal Value Type (As Is / As Stabilized / As Complete)	Appraisal Report	None
124	As-is Appraised Value	Appraisal Report	None
125	As-is Date of Valuation	Appraisal Report	None
126	Reserve Adjusted Cut-off Date Loan Amount	Recalculation	None
127	Unadjusted Cut-off Date LTV Ratio	Recalculation	None
128	Unadjusted Maturity Date LTV Ratio	Recalculation	None
129	Cut-off Date LTV Ratio (%)	Recalculation	None
130	LTV Ratio at Maturity (%)	Recalculation	None
131	Occupancy (%)	Underwriting File; Rent Roll	None
132	Occupancy Date	Underwriting File; Rent Roll	None
133	Rent Steps Date	Underwriting File; Rent Roll	None
134	Largest Tenant	Underwriting File; Rent Roll	None
135	Largest Tenant Sq Ft	Underwriting File; Rent Roll	None
136	Largest Tenant Lease Expiration	Underwriting File; Rent Roll	None
137	Second Largest Tenant	Underwriting File; Rent Roll	None
138	Second Largest Tenant Sq Ft	Underwriting File; Rent Roll	None
139	Second Largest Tenant Lease Expiration	Underwriting File; Rent Roll	None
140	Third Largest Tenant	Underwriting File; Rent Roll	None
141	Third Largest Tenant Sq Ft	Underwriting File; Rent Roll	None
142	Third Largest Tenant Lease Expiration	Underwriting File; Rent Roll	None
143	Fourth Largest Tenant	Underwriting File; Rent Roll	None
144	Fourth Largest Tenant Sq Ft	Underwriting File; Rent Roll	None

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Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
145	Fourth Largest Tenant Lease Expiration	Underwriting File; Rent Roll	None
146	Fifth Largest Tenant	Underwriting File; Rent Roll	None
147	Fifth Largest Tenant Sq Ft	Underwriting File; Rent Roll	None
148	Fifth Largest Tenant Lease Expiration	Underwriting File; Rent Roll	None
149	Single Tenant (Y/N)	Underwriting File; Rent Roll	None
150	Engineering Report Date	Engineering Report	None
151	Environmental Phase I Report Date	Environmental Report	None
152	Environmental Phase II	Environmental Report	None
153	Environmental Phase II Report Date	Environmental Report	None
154	PML or SEL (%)	Seismic Report	None
155	Seismic Report Date	Seismic Report	None
156	Earthquake Insurance Required	Insurance Summary	None
157	Flood Zone	Engineering Report	None
158	Terrorism Insurance Required	Insurance Summary	None
159	Environmental Insurance Required (Y/N)	Insurance Summary	None
160	Blanket Insurance Policy (Yes/No)	Insurance Summary	None
161	Lien Position	Title Policy	None
162	Ownership Interest	Title Policy	None
163	Overlapping Fee Interest?	Title Policy	None
164	Condominium Present?	Title Policy	None
165	Ground Lease Y/N	Ground Lease Agreement	None
166	Annual Ground Lease Payment ($)	Ground Lease Agreement	None
167	Ground Lease Expiration Date	Ground Lease Agreement	None
168	Ground Lease Extension (Y/N)	Ground Lease Agreement	None
169	# of Ground Lease Extension Options	Ground Lease Agreement	None
170	Ground Lease Expiration Date after all Extensions	Ground Lease Agreement	None
171	2016 EGI Date	Underwriting File	None

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Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
172	2016 EGI	Underwriting File	$1.00
173	2016 Expenses	Underwriting File	$1.00
174	2016 NOI	Underwriting File	$1.00
175	2016 NCF	Underwriting File	$1.00
176	2016 NOI Debt Yield	Recalculation	0.1%
177	2016 NCF DSCR	Recalculation	0.01
178	2017 EGI Date	Underwriting File	None
179	2017 EGI	Underwriting File	$1.00
180	2017 Expenses	Underwriting File	$1.00
181	2017 NOI	Underwriting File	$1.00
182	2017 NCF	Underwriting File	$1.00
183	2017 NOI Debt Yield	Recalculation	0.1%
184	2017 NCF DSCR	Recalculation	0.01
185	2018 EGI Date	Underwriting File	None
186	2018 EGI	Underwriting File	$1.00
187	2018 Expenses	Underwriting File	$1.00
188	2018 NOI	Underwriting File	$1.00
189	2018 NCF	Underwriting File	$1.00
190	2018 NOI Debt Yield	Recalculation	0.1%
191	2018 NCF DSCR	Recalculation	0.01
192	Most Recent Date	Underwriting File	None
193	Most Recent # of months	Underwriting File	None
194	Most Recent Description (if past 2018)	Underwriting File	None
195	Most Recent EGI (if past 2018) ($)	Underwriting File	$1.00
196	Most Recent Expenses (if past 2018) ($)	Underwriting File	$1.00
197	Most Recent NOI (if past 2018) ($)	Underwriting File	$1.00
198	Most Recent NCF (if past 2018) ($)	Underwriting File	$1.00
199	Most Recent NOI Debt Yield	Recalculation	0.1%

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Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
200	Most Recent NCF DSCR	Recalculation	0.01
201	Underwritten EGI ($)	Underwriting File	$1.00
202	Underwritten Expenses ($)	Underwriting File	$1.00
203	Underwritten Net Operating Income ($)	Underwriting File	$1.00
204	Underwritten NOI DSCR - Initial (x)	Recalculation	0.01
205	Underwritten NOI DSCR - After IO Period (x)	Recalculation	0.01
206	Debt Yield on Underwritten Net Operating Income (%)	Recalculation	0.1%
207	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
208	Underwritten TI / LC ($)	Underwriting File	$1.00
209	Underwritten Other Reserve	Underwriting File	$1.00
210	Underwritten Net Cash Flow ($)	Recalculation	$1.00
211	Underwritten NCF DSCR - Initial (x)	Recalculation	0.01
212	Underwritten NCF DSCR - After IO Period (x)	Recalculation	0.01
213	Debt Yield on Underwritten Net Cash Flow (%)	Recalculation	0.1%
214	Upfront RE Tax Reserve ($)	Loan Agreement; Settlement Statement	None
215	Ongoing RE Tax Reserve ($)	Loan Agreement; Settlement Statement	None
216	Upfront Insurance Reserve ($)	Loan Agreement; Settlement Statement	None
217	Ongoing Insurance Reserve ($)	Loan Agreement; Settlement Statement	None
218	Upfront Replacement Reserve ($)	Loan Agreement; Settlement Statement	None
219	Ongoing Replacement Reserve ($)	Loan Agreement; Settlement Statement	None
220	Replacement Reserve Caps ($)	Loan Agreement; Settlement Statement	None
221	Upfront TI/LC Reserve ($)	Loan Agreement; Settlement Statement	None
222	Ongoing TI/LC Reserve ($)	Loan Agreement; Settlement Statement	None
223	TI/LC Caps ($)	Loan Agreement; Settlement Statement	None
224	Upfront Debt Service Reserve ($)	Loan Agreement; Settlement Statement	None
225	Ongoing Debt Service Reserve ($)	Loan Agreement; Settlement Statement	None
226	Upfront Deferred Maintenance Reserve ($)	Loan Agreement; Settlement Statement	None
227	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement; Settlement Statement	None
228	Upfront Environmental Reserve ($)	Loan Agreement; Settlement Statement	None
229	Ongoing Environmental Reserve ($)	Loan Agreement; Settlement Statement	None
230	Upfront Other Reserve ($)	Loan Agreement; Settlement Statement	None
231	Ongoing Other Reserve ($)	Loan Agreement; Settlement Statement	None

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Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
232	Other Reserve Description	Loan Agreement; Settlement Statement	None
233	Letter of Credit?	Loan Agreement	None
234	Letter of Credit Balance	Loan Agreement	None
235	Letter of Credit Description	Loan Agreement	None
236	Release Provisions (Y/N)	Loan Agreement	None
237	Loan Purpose	Settlement Statement	None
238	Borrower Name	Loan Agreement	None
239	Tenant In Common (Yes/No)?	Loan Agreement	None
240	Delaware Statutory Trust (Yes/No)?	Loan Agreement	None
241	Loan Amount (sources)	Recalculation	None
242	Principal's New Cash Contribution	Settlement Statement	None
243	Subordinate Debt	Recalculation	None
244	Other Sources	Settlement Statement	None
245	Total Sources	Recalculation	None
246	Loan Payoff	Settlement Statement	None
247	Purchase Price	Settlement Statement	None
248	Closing Costs	Settlement Statement	None
249	Reserves	Recalculation	None
250	Principal Equity Distribution	Settlement Statement	None
251	Other Uses	Settlement Statement	None
252	Total Uses	Recalculation	None
253	Sources and Uses Comments	None - Provided by the Responsible Parties	None
254	Sponsor	Guaranty Agreement	None
255	Carve-out Guarantor	Guaranty Agreement	None
256	Recourse	Guaranty Agreement	None

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Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
257	Related Group	Loan Agreement	None
258	Single Purpose Borrower (Y/N)	Loan Agreement	None
259	Property Manager	Management Agreement	None
260	Hotel Franchise Flag	Franchise Agreement	None
261	Franchise Agreement Expiration	Franchise Agreement	None
262	Subsidized Housing Programs	Appraisal Report	None
263	Student / Military / Other Concentration? If Yes, what % of Units?	Appraisal Report	None
264	ADR ($)	Underwriting File	None
265	RevPAR ($)	Underwriting File	None
266	Transaction(s) if Previously Securitized	TREPP	None
267	Tape Status	None - Provided by the Responsible Parties	None
268	Loan Status	None - Provided by the Responsible Parties	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	1	5

Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	Loan Per Unit ($)	Quotient of (i) the sum of (a) Cut-off Date Balance ($) and (b) Pari Passu Companion Loan Cut-off Date Balance (Non-trust) and (ii) Property Size.
22	Cut-off Date Balance ($)

For "Interest Only” Mortgage Loan Assets or "Interest Only, Then Amortizing” Mortgage Loan Assets, set equal to Original Balance ($).

For "Amortizing” Mortgage Loan Assets, a computation of the principal balance outstanding as of the Cut-off Date (provided to us by the Responsible Parties) based upon the respective loan's (i) Original Balance ($), (ii) Monthly Debt Service Payment, (iii) Interest Accrual Method, and (iv) Mortgage Loan Rate (%).

23	Allocated Cut-off Date Balance (multi-property)	Quotient of (i) Cut-off Date Balance for the respective mortgaged real property and (ii) the aggregate sum of the Allocated Cut-off Date Balance (multi-property) for the respective loan.
24	% of Initial Pool Balance	Quotient of (i) Allocated Cut-off Date Balance (multi-property) and (ii) the sum of the total pool Cut-off Date Balance ($).
28	Pari Passu Companion Loan Original Balance (Non-trust)	For pari passu loans, the difference between (i) original balance per the Loan Agreement and (ii) Original Balance ($).
29	Pari Passu Companion Loan Cut-off Date Balance (Non-trust)

For "Interest Only” Mortgage Loan Assets or "Interest Only, Then Amortizing” Mortgage Loan Assets, set equal to Pari Passu Companion Loan Original Balance (Non-trust).

For "Amortizing” Mortgage Loan Assets, a computation of the principal balance outstanding as of the cut-off date based upon the respective loan's (i) Pari Passu Companion Loan Original Balance (Non-trust), (ii) Original Amortization Term (Mos.), (iii) Interest Accrual Method, and (iv) Mortgage Loan Rate (%).

30	Pari Passu Companion Loan Balloon Balance (Non-trust)

For "Interest Only” Mortgage Loan Assets or "Interest Only, Then Amortizing” Mortgage Loan Assets, set equal to Pari Passu Companion Loan Original Balance (Non-trust).

For "Interest Only, Then Amortizing" and "Amortizing” Mortgage Loan Assets a computation of the principal balance outstanding as of the respective loan’s Maturity Date/ARD Date based upon the respective loan’s (i) Pari Passu Companion Loan Original Balance (Non-trust), (ii) Original Interest-Only Period (Mos.), (iii) Original Amortization Term (Mos.), (iv) Interest Accrual Method, and (v) Mortgage Loan Rate (%).

31	Pari Passu Companion Loan Monthly Debt Service (Non-trust)

For "Interest Only" or "Interest Only, Then Amortizing” Mortgage Loan Assets, the product of (i) Pari Passu Companion Loan Original Balance (Non-trust), (ii) Interest Accrual Method, and (iii) the quotient of (a) the Mortgage Loan Interest Rate (%) and (b) 12.

For "Amortizing” Mortgage Loan Assets, the difference of the (i) monthly payment as stated in the Loan Agreement and (ii) Monthly Debt Service Payment.

32	Pari Passu Companion Loan Annual Debt Service (Non-trust)	Product of (i) Pari Passu Companion Loan Monthly Debt Service (Non-trust) and (ii) 12.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	16

Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
35	Monthly Trust Debt Service Payment (Initial)

For "Interest Only" or "Interest Only, Then Amortizing” Mortgage Loan Assets, the product of (i) Original Balance ($), (ii) Interest Accrual Method, and (iii) the quotient of (a) the Mortgage Loan Rate (%) and (b) 12.

For "Amortizing” Mortgage Loan Assets, the Monthly Debt Service Payment.

36	Annual Trust Debt Service (Initial)	The product of (i) Monthly Trust Debt Service Payment (Initial) and (ii) 12.
38	Annual Debt Service

For "Interest Only” Mortgage Loan Assets, the Annual Trust Debt Service (Initial).

For "Amortizing" or "Interest Only, Then Amortizing” Mortgage Loan Assets, the product of (i) Monthly Debt Service Payment and (ii) 12.

49	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
50	Original Term To Maturity (Mos.)	Difference between (i) First Due Date and (ii) Maturity Date/ARD Date.
51	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term To Maturity (Mos.) and (ii) Seasoning.
52	Original Amortization Term (Mos.)	For "Interest Only” Mortgage Loan Assets, set equal to zero. For "Amortizing" or "Interest Only, Then Amortizing” Mortgage Loan Assets, refer to the Loan Agreement.
53	Remaining Amortization Term (Mos.)

For "Interest Only” Mortgage Loan Assets, set equal to zero.

For "Amortizing" or "Interest Only, Then Amortizing” Mortgage Loan Assets, computation in which the number of payments required to fully amortize the loan based on the (i) Monthly Debt Service Payment, (ii) Mortgage Loan Rate (%), and (iii) Original Balance ($).

54	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Due Date, to and inclusive of (ii) Cut-Off Date.
59	Balloon Balance ($)

For "Interest Only” Mortgage Loan Assets, set equal to the Original Balance ($).

For "Amortizing" and "Interest Only, Then Amortizing” Mortgage Loan Assets, a computation of the principal balance outstanding as of the respective loan’s Maturity Date/ARD Date based upon the respective loan’s (i) Original Balance ($), (ii) Original Interest-Only Period (Mos.), (iii) Original Amortization Term (Mos.), (iv) Interest Accrual Method, and (v) Mortgage Loan Rate (%).

83	B Note Cut-Off Date Balance

For "Interest Only” Mortgage Loan Assets or "Interest Only, Then Amortizing” Mortgage Loan Assets, set equal to B Note Original Amount.

For "Amortizing” Mortgage Loan Assets, a computation of the B Note balance outstanding as of the cut-off date based upon the respective loan's (i) B Note Original Amount, (ii) quotient of (a) B Note Annual Payment and (b) 12, (iii) Interest Accrual Method, and (iv) B Note Interest Rate.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	17

Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
84	B Note Balloon Balance

For "Interest Only” Mortgage Loan Assets, set equal to the B Note Original Amount.

For "Amortizing" and "Interest Only, Then Amortizing” Mortgage Loan Assets, a computation of the principal balance outstanding as of the respective loan’s B Note Maturity Date based upon the respective loan’s (i) B Note Original Amount, (ii) Original Interest-Only Period (Mos.), (iii) Original Amortization Term (Mos.), (iv) Interest Accrual Method and (v) B Note Interest Rate.

86	B Note Annual Payment	Product of (i) B Note Original Amount, (ii) B Note Interest Rate, and (iii) Interest Accrual Method.
88	Whole Loan Original Balance	Sum of (i) Original Balance ($), (ii) Pari Passu Companion Loan Original Balance (Non-trust), and (iii) B Note Original Amount.
89	Whole Loan Cut-Off Date Balance	Sum of (i) Cut-off Date Balance ($), (ii) Pari Passu Companion Loan Cut-off Date Balance (Non-trust), and (iii) B Note Cut-Off Date Balance.
90	Whole Loan Balloon Balance	Sum of (i) Balloon Balance ($), (ii) Pari Passu Companion Loan Balloon Balance (Non-trust), and (iii) B Note Cut-Off Date Balance.
92	Whole Loan Monthly Payment (Initial)

For "Interest Only" and "Interest Only, Then Amortizing” Mortgage Loan Assets, the product of (i) Whole Loan Original Balance, (ii) Whole Loan Interest Rate, and (iii) quotient of (a) Interest Accrual Method and (b) 12.

For "Amortizing” Mortgage Loan Assets, the sum of (i) Pari Passu Companion Loan Monthly Debt Service (Non-trust), (ii) Monthly Debt Service Payment, and (iii) B Note Annual Payment divided by 12.

93	Whole Loan Annual Payment (Initial)	Quotient of (i) Whole Loan Monthly Payment (Initial) and (ii) 12.
94	Whole Loan Monthly Payment (After IO)

For "Interest Only” Mortgage Loan Assets, product of (i) Whole Loan Original Balance (ii) Whole Loan Interest Rate, and (iii) quotient of (a) Interest Accrual Method and (b) 12.

For "Amortizing" and "Interest Only, Then Amortizing” Mortgage Loan Assets, sum of (i) Pari Passu Companion Loan Monthly Debt Service (Non-trust), (ii) Monthly Debt Service Payment, and (iii) B Note Annual Payment divided by 12.

95	Whole Loan Annual Payment	The product of (i) Whole Loan Monthly Payment (Initial) and (ii) 12.
96	Whole Loan LTV	Quotient of (i) Whole Loan Cut-Off Date Balance and (ii) Appraised Value ($).
97	Whole Loan DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Annual Payment.
98	Whole Loan NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Cut-Off Date Balance.
99	Whole Loan NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Cut-Off Date Balance.
102	Mezzanine Debt Cut-Off Date Balance

For "Interest Only” Mortgage Loan Assets or "Interest Only, Then Amortizing” Mortgage Loan Assets, set equal to Mezzanine Debt Original Amount.

For "Amortizing” Mortgage Loan Assets, a computation of the principal balance outstanding as of the Cut-off Date (provided to us by the Responsible Parties) based upon the respective loan's (i) Mezzanine Debt Original Amount, (ii) Mezzanine Debt Annual Payment, (iii) Interest Accrual Method, and (iv) Mezzanine Debt Interest Rate.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	18

Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
106	Total Loan Original Balance	Sum of (i) Whole Loan Original Balance and (ii) Mezzanine Debt Original Amount.
107	Total Loan Cut-Off Date Balance	Sum of (i) Whole Loan Cut-off Date Balance and (ii) Mezzanine Debt Cut-Off Date Balance.
108	Total Loan Interest Rate	Weighted average of the (i) Whole Loan Interest Rate and (ii) Mezzanine Debt Interest Rate, based on (a) Whole Loan Cut-off Date Balance and (b) Mezzanine Debt Cut-off Date Balance, respectively.
109	Total Loan Annual Payment	Sum of (i) Whole Loan Annual Payment and (ii) Mezzanine Debt Annual Payment.
110	Total Loan LTV	Quotient of (i) Total Loan Cut-Off Date Balance and (ii) Appraised Value ($).
111	Total Loan DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Annual Payment.
112	Total Loan NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Cut-Off Date Balance.
113	Total Loan NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Cut-Off Date Balance.
126	Reserve Adjusted Cut-off Date Loan Amount	Difference between (i) Allocated Cut-off Date Balance (multi-property) and (ii) Earnout Amount.
127	Unadjusted Cut-off Date LTV Ratio	Quotient of (i) sum of (a) Cut-off Date Balance ($) and (b) Pari Passu Companion Loan Cut-off Date Balance (Non-trust) and (ii) As-is Appraised Value.
128	Unadjusted Maturity Date LTV Ratio	Quotient of (i) the sum of (a) Balloon Balance ($) and (b) Pari Passu Companion Loan Balloon Balance (Non-trust) and (ii) As-is Appraised Value.
129	Cut-off Date LTV Ratio (%)	Quotient of (i) the sum of (a) Cut-off Date Balance ($) and (b) Pari Passu Companion Loan Cut-off Date Balance (Non-trust) and (ii) Appraised Value ($).
130	LTV Ratio at Maturity (%)	Quotient of (i) the sum of (a) Pari Passu Companion Loan Balloon Balance (Non-trust) ($) and (b) Balloon Balance ($) and (ii) Appraised Value ($).
176	2016 NOI Debt Yield	Quotient of (i) 2016 NOI and (ii) sum of (a) Cut-off Date Balance ($) and (b) Pari Passu Companion Loan Cut-off Date Balance (Non-trust) (if applicable).
177	2016 NCF DSCR	Quotient of (i) 2016 NCF and (ii) the product of (a) the sum of (1) Monthly Debt Service Payment and (2) Pari Passu Companion Loan Monthly Debt Service (Non-trust) and (b) 12.
183	2017 NOI Debt Yield	Quotient of (i) 2017 NOI and (ii) sum of (a) Cut-off Date Balance ($) (b) Pari Passu Companion Loan Cut-off Date Balance (Non-trust) (if applicable).
184	2017 NCF DSCR	Quotient of (i) 2017 NCF and (ii) the product of (a) sum of (1) Monthly Debt Service Payment and (2) Pari Passu Companion Loan Monthly Debt Service (Non-trust) and (b) 12.
190	2018 NOI Debt Yield	Quotient of (i) 2018 NOI and (ii) sum of (a) Cut-off Date Balance ($) (b) Pari Passu Companion Loan Cut-off Date Balance (Non-trust) (if applicable).
191	2018 NCF DSCR	Quotient of (i) 2018 NCF and (ii) the product of (a) sum of (1) Monthly Debt Service Payment and (2) Pari Passu Companion Loan Monthly Debt Service (Non-trust) and (b) 12.
199	Most Recent NOI Debt Yield	Quotient of (i) Most Recent NOI and (ii) sum of (a) Cut-off Date Balance ($) (b) Pari Passu Companion Loan Cut-off Date Balance (Non-trust) (if applicable).
200	Most Recent NCF DSCR	Quotient of (i) Most Recent NCF and (ii) the product of (a) sum of (1) Monthly Debt Service Payment and (2) Pari Passu Companion Loan Monthly Debt Service (Non-trust) and (b) 12.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	19

Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
204	Underwritten NOI DSCR - Initial (x)

For "Interest Only" or "Interest Only Then Amortizing” Mortgage Loan Assets, the quotient of (i) Underwritten Net Operating Income ($) and (ii) the product of (a) the sum of (1) Monthly Trust Debt Service Payment (Initial) and (2) Pari Passu Companion Loan Monthly Debt Service (Non-trust) and (b) 12.

or

For "Amortizing” Mortgage Loan Assets, the quotient of (i) Underwritten Net Operating Income ($) and (ii) the product of (a) the sum of (1) Monthly Debt Service Payment and (2) Pari Passu Companion Loan Monthly Debt Service (Non-trust) and (b) 12.

205	Underwritten NOI DSCR - After IO Period (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) the product of (a) the sum of (1) Monthly Debt Service Payment and (2) Pari Passu Companion Loan Monthly Debt Service (Non-trust) (b) 12.
206	Debt Yield on Underwritten Net Operating Income (%)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) the sum of (a) Cut-off Date Balance ($) and (b) Pari Passu Companion Loan Cut-off Date Balance (Non-trust) (if applicable).
210	Underwritten Net Cash Flow ($)	Difference between (i) Underwritten Net Operating Income ($) and (ii) the sum of (a) Underwritten Replacement / FF&E Reserve ($) (b) Underwritten TI / LC ($), and (c) Underwritten Other Reserve.
211	Underwritten NCF DSCR - Initial (x)

For "Interest Only" or "Interest Only Then Amortizing” Mortgage Loan Assets, the quotient of (i) Underwritten Net Cash Flow ($) and (ii) the product of (a) the sum of (i) Monthly Trust Debt Service Payment (Initial) and (ii) Pari Passu Companion Loan Monthly Debt Service (Non-trust) (b) 12.

or

For "Amortizing” Mortgage Loan Assets, the quotient of (i) Underwritten Net Cash Flow ($) and (ii) the product of (a) the sum of (1) Monthly Debt Service Payment and (2) Pari Passu Companion Loan Monthly Debt Service (Non-trust) and (b) 12.

212	Underwritten NCF DSCR - After IO Period (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) the product of (a) the sum of (1) Monthly Debt Service Payment and (2) Pari Passu Companion Loan Monthly Debt Service (Non-trust) and (b) 12.
213	Debt Yield on Underwritten Net Cash Flow (%)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) the sum of (a) Cut-off Date Balance ($) and (b) Pari Passu Companion Loan Cut-off Date Balance (Non-trust).
241	Loan Amount (sources)	Sum of (i) Original Balance ($) and (ii) Pari Passu Companion Loan Original Balance (Non-trust).
243	Subordinate Debt	Sum of (i) B Note Original Amount, (ii) Mezzanine Debt Original Amount and (iii) Other Subordinate Debt Balance.
245	Total Sources	Sum of (i) Loan Amount (sources), (ii) Principal's New Cash Contribution, (iii) Subordinate Debt, and (iv) Other Sources.
249	Reserves	Sum of (i) Upfront RE Tax Reserve ($), (ii) Upfront Insurance Reserve ($), (iii) Upfront Replacement Reserve ($), (iv) Upfront TI/LC Reserve ($), (v) Upfront Debt Service Reserve ($), (vi) Upfront Deferred Maintenance Reserve ($), (vii) Upfront Environmental Reserve ($), and (viii) Ongoing Other Reserve ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	20

Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
252	Total Uses	Sum of (i) Loan Payoff, (ii) Purchase Price, (iii) Closing Costs, (iv) Reserves, (v) Principal Equity Distribution, and (vi) Other Uses.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	21